Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Aug. 06, 2021 MWac	Jun. 30, 2021 USD ($)
Commitments Disclosure [Line Items]
Year 1		$ 309,109
Year 2		157,345
Year 3		145,423
Year 4		140,702
Year 5		116,504
Thereafter		1,156,161
Total		2,025,244
Power purchase
Commitments Disclosure [Line Items]
Year 1		48,177
Year 2		27,767
Year 3		27,101
Year 4		27,334
Year 5		19,631
Thereafter		161,284
Total		311,294
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1		78,929
Year 2		58,768
Year 3		46,774
Year 4		43,862
Year 5		29,650
Thereafter		146,039
Total		404,022
Service agreements
Commitments Disclosure [Line Items]
Year 1		62,055
Year 2		57,813
Year 3		58,377
Year 4		56,163
Year 5		53,706
Thereafter		369,283
Total		657,397
Capital projects
Commitments Disclosure [Line Items]
Year 1		107,001
Year 2		0
Year 3		0
Year 4		0
Year 5		0
Thereafter		0
Total		107,001
Land easements
Commitments Disclosure [Line Items]
Year 1		12,947
Year 2		12,997
Year 3		13,171
Year 4		13,343
Year 5		13,517
Thereafter		479,555
Total		$ 545,530
Gaia Power Inc. vs APUC | Amherst Island Wind Facility | Subsequent Event
Commitments Disclosure [Line Items]
Wind power capacity (megawatt AC) | MWac	74
Gaia Power Inc. vs APUC | Blue Hill Wind Project | Subsequent Event
Commitments Disclosure [Line Items]
Wind power capacity (megawatt AC) | MWac	175